Going Concern (Details) - USD ($)	Mar. 31, 2018	Oct. 12, 2017	Jun. 30, 2017	Feb. 28, 2017
Going Concern Details
Shareholders deficit	$ 985,464		$ 5,642,854
Accumulated deficit	$ 33,994,478		$ 26,988,875
Option to Purchase Series A Preferred Stock				10000.00%
GHS Investments to purchase in stock		$ 12,000,000